Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 744,706	¥ 4,997,861	¥ 4,250,610
Accounts receivable, less allowance for doubtful accounts (March 31, 2018: RMB58,227; March 31, 2019: RMB89,634 (US$13,356))	14,442	96,923	107,818
Inventories	4,114	27,612	27,718
Prepaid expenses and other receivables	3,805	25,532	22,276
Total current assets	767,067	5,147,928	4,408,422
Property, plant and equipment, net	81,258	545,340	552,960
Non-current deposits	35,272	236,719	233,115
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2018: RMB69,713; March 31, 2019: RMB74,800 (US$11,146))	15,624	104,857	101,809
Inventories	11,502	77,194	71,758
Intangible assets, net	14,520	97,444	102,065
Investments in equity securities at fair value	15,997	107,362	153,882
Other equity investment	28,181	189,129	189,129
Deferred tax assets	6,702	44,981	31,295
Total assets	976,123	6,550,954	5,844,435
Current liabilities
Accounts payable	5,001	33,566	11,372
Accrued expenses and other payables	11,918	79,977	73,023
Deferred revenue	68,838	461,986	366,373
Income tax payable	2,997	20,113	17,407
Total current liabilities	88,754	595,642	468,175
Non-current deferred revenue	314,168	2,108,442	1,874,014
Other non-current liabilities	60,270	404,482	362,876
Deferred tax liabilities	2,924	19,626	20,628
Total liabilities	466,116	3,128,192	2,725,693
Shareholders' equity of Global Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 120,961,641 and 120,824,742 shares issued and outstanding as of March 31, 2018 and 121,687,974 and 121,551,075 shares issued and outstanding as of March 31, 2019	12	83	83
Additional paid-in capital	313,145	2,101,582	2,053,866
Treasury stock, at cost (March 31, 2018 and 2019: 136,899 shares, respectively)	(419)	(2,815)	(2,815)
Accumulated other comprehensive losses	(13,223)	(88,738)	(54,654)
Retained earnings	209,683	1,407,223	1,116,873
Total equity attributable to Global Cord Blood Corporation	509,198	3,417,335	3,113,353
Non-controlling interests	809	5,427	5,389
Total equity	510,007	3,422,762	3,118,742
Commitments and contingencies
Total liabilities and equity	$ 976,123	¥ 6,550,954	¥ 5,844,435